Summary of Significant Accounting Policies - Leases and Depreciation (Details)	12 Months Ended
Dec. 31, 2021
Furniture, fixtures, computers and related hardwares | Minimum
Estimated useful life of long-lived assets
Estimated useful life	5 years
Furniture, fixtures, computers and related hardwares | Maximum
Estimated useful life of long-lived assets
Estimated useful life	15 years
Building
Estimated useful life of long-lived assets
Estimated useful life	27 years 6 months